Other Liabilities	12 Months Ended
Dec. 31, 2010
Other Liabilities [Abstract]
OTHER LIABILITIES

15.	OTHER LIABILITIES

An analysis of other liabilities is as follows:

	December 31,
	2010	2009
	(millions)

Other current liabilities
Accrued dividends payable	$46	$44
Other taxes payable	41	46
Accounts payable	39	27
Accrued interest payable	21	27
Derivatives	6	18
Other payables	113	116

Total other current liabilities	$266	$278

Other non-current liabilities
Incentives from lessors	$150	$133
Deferred compensation plan liability	120	115
Capital lease obligation	23	—
Derivatives	6	5
Other payables	48	41

Total other non-current liabilities	$347	$294

Total other liabilities	$613	$572